Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (Loss) $ (in thousands) (h)	Year End Stock Price (Company Selected Measure) (i)
2022	$300,221	$(686,374,419)	$8,337,424	$(15,533,343)	$26	$99	$(1,365)	$49
2021	$300,297	$(35,818,623)	$8,474,204	$22,896,547	$79	$140	$(468)	$149
2020	$413,669,920	$796,888,547	$4,066,452	$101,965,963	$75	$105	$(461)	$143

Company Selected Measure Name	Year End Stock Price
Named Executive Officers, Footnote [Text Block]
2022 PEO: Tony Xu; Other NEOs: Prabir Adarkar, Christopher Payne, Keith Yandell, and Tia Sherringham
2021 PEO: Tony Xu: Other NEOs: Prabir Adarkar, Christopher Payne, and Keith Yandell
2020 PEO: Tony Xu: Other NEOs: Prabir Adarkar, Christopher Payne, and Keith Yandell

Peer Group Issuers, Footnote [Text Block]	Total Shareholder Return (“TSR”) values provided in this table illustrate the value of an initial investment of $100 in our Class A common stock made at the beginning of each year at the end of such year. The methodology used in this table is the same methodology provided on page 59 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022, page 64 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2021 and page 62 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2020. The peer group selected for comparison is the S&P 500 IT Index, which is one of the same peer groups we use to calculate total shareholder return in our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 300,221	$ 300,297	$ 413,669,920
PEO Actually Paid Compensation Amount	$ (686,374,419)	(35,818,623)	796,888,547
Adjustment To PEO Compensation, Footnote [Text Block]	The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP amounts from the SCT Total of our PEO (Column (b)) and our Other NEOs (Column (d)). The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v). For a more representative view of the amount of compensation actually realized by our NEOs, see “Options Exercised and Stock Vested” of this proxy statement. With respect to CAP to our PEO, the assumptions and methodology used to calculate the fair value of equity awards in this table are consistent with the assumptions used to calculate the grant date fair value when the award was granted.

	2022		2021		2020
Description of Adjustment	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$300,221	$8,337,424	$300,297	$8,474,204	$413,669,920	$4,066,452
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for each year	$—	$(7,987,216)	$—	$(8,123,633)	$(413,369,623)	$(3,595,893)
ASC 718 fair value of awards granted during the year that remain unvested as of and determined on the last day of each year	$—	$4,447,851	$—	$8,379,696	$796,588,250	$15,049,657
ASC 718 fair value of awards granted during the year that vested during the ear, determined as of vest date.	$—	$691,030	$—	$—	$—	$—
Change in ASC 718 fair value of awards granted in prior years that are outstanding and unvested as of the last date of the year, determined based on change in ASC 718 fair value from the last date of the prior year to the last date of the year.	$(686,674,640)	$(6,215,760)	$(36,118,920)	$1,765,460	$—	$56,913,754
Change in ASC 718 fair value for awards granted in prior years that vested during the year, determined based on change from the last day of the previous year to the vest date.	$—	$(14,806,672)	$—	$12,400,820	$—	$29,531,993
Total Adjustments (subtotal)	$(686,674,640)	$(23,870,767)	$(36,118,920)	$14,422,343	$383,218,627	$97,899,511
Compensation actually paid	$(686,374,419)	$(15,533,343)	$(35,818,623)	$22,896,547	$796,888,547	$101,965,963
	Other adjustments required by Item 402(v) include adjustments for forfeitures, paid dividends, modifications and valuation of pension plans and are excluded from the above table because we did not have any of those elements in our compensation plans for the years covered in this disclosure.
Non-PEO NEO Average Total Compensation Amount	$ 8,337,424	8,474,204	4,066,452
Non-PEO NEO Average Compensation Actually Paid Amount	$ (15,533,343)	22,896,547	101,965,963
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP amounts from the SCT Total of our PEO (Column (b)) and our Other NEOs (Column (d)). The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v). For a more representative view of the amount of compensation actually realized by our NEOs, see “Options Exercised and Stock Vested” of this proxy statement. With respect to CAP to our PEO, the assumptions and methodology used to calculate the fair value of equity awards in this table are consistent with the assumptions used to calculate the grant date fair value when the award was granted.

	2022		2021		2020
Description of Adjustment	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$300,221	$8,337,424	$300,297	$8,474,204	$413,669,920	$4,066,452
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for each year	$—	$(7,987,216)	$—	$(8,123,633)	$(413,369,623)	$(3,595,893)
ASC 718 fair value of awards granted during the year that remain unvested as of and determined on the last day of each year	$—	$4,447,851	$—	$8,379,696	$796,588,250	$15,049,657
ASC 718 fair value of awards granted during the year that vested during the ear, determined as of vest date.	$—	$691,030	$—	$—	$—	$—
Change in ASC 718 fair value of awards granted in prior years that are outstanding and unvested as of the last date of the year, determined based on change in ASC 718 fair value from the last date of the prior year to the last date of the year.	$(686,674,640)	$(6,215,760)	$(36,118,920)	$1,765,460	$—	$56,913,754
Change in ASC 718 fair value for awards granted in prior years that vested during the year, determined based on change from the last day of the previous year to the vest date.	$—	$(14,806,672)	$—	$12,400,820	$—	$29,531,993
Total Adjustments (subtotal)	$(686,674,640)	$(23,870,767)	$(36,118,920)	$14,422,343	$383,218,627	$97,899,511
Compensation actually paid	$(686,374,419)	$(15,533,343)	$(35,818,623)	$22,896,547	$796,888,547	$101,965,963
	Other adjustments required by Item 402(v) include adjustments for forfeitures, paid dividends, modifications and valuation of pension plans and are excluded from the above table because we did not have any of those elements in our compensation plans for the years covered in this disclosure.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Year End Stock Price (company selected measure)

Total Shareholder Return Amount	$ 26	79	75
Peer Group Total Shareholder Return Amount	99	140	105
Net Income (Loss)	$ (1,365)	$ (468)	$ (461)
Company Selected Measure Amount	49	149	143
PEO Name	Tony Xu
Additional 402(v) Disclosure [Text Block]	Net Income (loss) as reported on our consolidated statements of operations in our Annual Report on Form 10-K for each of the fiscal years ended December 31, 2022, 2021, and 2020. Pursuant to Item 402(v), we determined Year End Stock Price to be the most important financial performance measure used to link company performance to CAP to our PEO and our Other NEOs in 2022.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Year End Stock Price (company selected measure)
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (413,369,623)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	796,588,250
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(686,674,640)	(36,118,920)	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(686,674,640)	(36,118,920)	383,218,627
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,987,216)	(8,123,633)	(3,595,893)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,447,851	8,379,696	15,049,657
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	691,030	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,215,760)	1,765,460	56,913,754
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,806,672)	12,400,820	29,531,993
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (23,870,767)	$ 14,422,343	$ 97,899,511